Annual Total Returns - Fidelity Freedom Index 2060 Fund [BarChart] - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-12 - Fidelity Freedom Index 2060 Fund - Institutional Premium Class
May 28, 2022
Bar Chart Table:
Annual Return 2016	9.49%
Annual Return 2017	20.63%
Annual Return 2018	(7.17%)
Annual Return 2019	26.21%
Annual Return 2020	16.45%
Annual Return 2021	15.98%